Assets Held-for-Sale (Details) - Non-current assets held for sale - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Assets Held for Sale [Line Items]
Assets Held-for-Sale		₩ 15,879	₩ 925
Land
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1]	2,907	0
Buildings
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1]	12,971	1
Investments
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[1]	1	0
Others
Assets Held for Sale [Line Items]
Assets Held-for-Sale	[2]	₩ 0	₩ 924

[1]	The board of directors of KEPCO Engineering & Construction Company, Inc., a subsidiary of the Company, made a resolution to sell its old office building in Yongin-si, Gyeonggi-do during the year ended December 31, 2021, and reclassified the buildings, structures, and land as assets held-for-sale expecting its carrying amount would be recovered through a sale transaction.
[2]	The Company had decided to sell its shares of DG Fairhaven Power, LLC, a subsidiary of the Company, and classified them as assets held-for-sale as of December 31, 2020. The disposal was completed during the year ended December 31, 2021.